Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands				2 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 17, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / Barrel $ / Mcf	Dec. 31, 2017 USD ($) $ / Barrel $ / Mcf
Debt Instrument [Line Items]
Share based compensation expense						$ 21,300	$ 21,282
Deferred tax asset arising from the IPO	$ 13,700			$ 13,664	$ 13,700
Restricted cash		$ 400							$ 400
Allowance for doubtful accounts		400	$ 0						400	$ 0
Debt issuance costs capitalized		4,300	400						4,300	400
Accumulated amortization debt issuance costs		300	300						300	300
Amortization of debt issuance costs		$ 700	$ 200				$ 354	$ 501	$ 690	$ 121
Existing Owners of Brigham Minerals
Debt Instrument [Line Items]
Sale of stock, ownership percentage	10.50%
Class B Common Stock | Existing Owners of Brigham Minerals
Debt Instrument [Line Items]
Sale of stock, ownership percentage	56.70%
Natural Gas Liquids [Member]
Debt Instrument [Line Items]
Percentage of price variation									22.00%	41.00%
Average product prices | $ / Barrel									23.98	18.56
Oil [Member]
Debt Instrument [Line Items]
Percentage of price variation									19.00%	42.00%
Average product prices | $ / Barrel									61.31	47.80
Gas [Member]
Debt Instrument [Line Items]
Average product prices | $ / Mcf									2.51	2.74
Maximum
Debt Instrument [Line Items]
Percentage of sale reserve									25.00%
Present value of future net revenues from proved reserve									10.00%